SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2025
Disclosure Of Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 20. SHAREHOLDERS' EQUITY
Capital Stock
As of March 31, 2025, the capital stock amounts to Ps. 1,606,254, which is subscribed and paid in. It is composed of 281,221,650 class “A” ordinary shares with a par value of Ps. 1 each and 5 votes per share and 1,325,032,079 class “B” ordinary shares with a par value of Ps. 1 each and 1 vote per share, not having undergone modifications during the last three fiscal years.
On December 05, 2024, 113,821,610 Class B ordinary shares, par value of Ps. 1 each and 1 vote per share, were issued. These new shares were delivered on December 6, 2024 to HSBC Holding plc, as payment for the acquisition of HSBC's Argentine business.
The capital increase amounted to Ps. 681,199,458 (equivalent to Ps. 739,572,218 in closing currency), and the related expenses amounted to Ps. 979,257 (equivalent to Ps. 1,063,171 in closing currency), being deducted from the share premium.
On December 27, 2024 the aforementioned capital increase was registered in the Public Registry of Commerce.
On February 13, 2025, 17,740,028 Class B common shares were issued, with a par value of Ps. 1 each and 1vote per share, allowing Grupo Galicia to pay and capitalize the credits in favor of HSBC for the price adjustment of the transaction.
The capital increase amounted to Ps. 100,962,767 (equivalent to Ps. 104,728,008 in closing currency), and the related expenses amounted to Ps. 674,103 (equivalent to Ps. 699,243 in closing currency), being deducted from the additional paid-in capital.
On May 7, 2025, the aforementioned capital increase was registered in the Public Registry of Commerce.
There are no own shares in the Company's portfolio.
In Argentina, the Company's shares are quoted in Bolsas y Mercados Argentinos S.A. (BYMA) and A3 Mercados S.A. Likewise, the shares are listed in the United States of America on the National Association of Securities Dealers Automated Quotation (NASDAQ), under the American Depository Receipt (ADRs) program, of which The Bank of New York Mellon acts as the depositary agent.